Inventories - Disclosure of Detailed Information About Inventories (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Disclosure of inventories [Abstract]
Finished goods	$ 17,708	$ 24,034
Provision for impairment	(1,112)	(495)
Current inventories	$ 16,596	$ 23,539